Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 3,641	$ 6,035	$ 2,458
Finished goods, at the lower of cost and net realizable value	2,694	3,352	3,975
Total net inventories	6,335	9,387	6,433
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	4,706	6,641	2,683
Finished goods, at the lower of cost and net realizable value	4,559	4,599	5,091
Total net inventories	9,265	11,240	7,774
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	(1,065)	(606)	(225)
Finished goods, at the lower of cost and net realizable value	(1,865)	(1,247)	(1,116)
Total net inventories	(2,930)	(1,853)	$ (1,341)
Inventory adjustments | Lead-Times Increased COVID-19 And Other Supply Chain Constraints
Disclosure of detailed information about property, plant and equipment [line items]
Total net inventories	(362)	$ (340)
Inventory adjustments | Provision To Serve Expected Demand For Customers And Projects
Disclosure of detailed information about property, plant and equipment [line items]
Total net inventories	$ (2,568)